Capital Stock - 2014 Securities Purchase Agreements for Common Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands								3 Months Ended	12 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Jun. 26, 2014	May. 29, 2014	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Number of shares of common stock sold	4,444,445	6,000,000	5,500,000	3,333,333		5,000,000	10,125,000
Common stock value per share			$ 0.10	$ 0.15
Proceeds from issuance of common stock	$ 400	$ 600	$ 550	$ 500	$ 2,377	$ 1,000	$ 2,025	$ 1,104	$ 3,649	$ 6,538
Common stock value per share	$ 0.09	$ 0.10				$ 0.20	$ 0.20